SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       January 30, 2013

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $72,229

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      289     3113 SH       SOLE                     3113
ABBOTT LABORATORIES            COM              002824100     1314    20060 SH       SOLE                    20060
ALCOA INC.                     COM              013817101      108    12500 SH       SOLE                    12500
ALTRIA GROUP, INC.             COM              02209s103      457    14550 SH       SOLE                    14550
AMDOCS LTD                     COM              G02602103      449    13200 SH       SOLE                    13200
AMGEN, INC.                    COM              031162100      681     7900 SH       SOLE                     7900
APPLIED DNA SCIENCES INC       COM              03815u102       84   400000 SH       SOLE                   400000
AT&T INC                       COM              00206R102     7761   230240 SH       SOLE                   230240
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1697    18923 SH       SOLE                    18923
BRISTOL-MYERS SQUIBB CO.       COM              110122108      923    28315 SH       SOLE                    28315
CARLISLE COMPANIES             COM              142339100     6445   109678 SH       SOLE                   109678
CHEVRON CORP                   COM              166764100      456     4213 SH       SOLE                     4213
CISCO SYSTEMS                  COM              17275R102      574    29215 SH       SOLE                    29215
COCA COLA COMPANY              COM              191216100     1031    28454 SH       SOLE                    28454
CONOCOPHILLIPS                 COM              20825c104      850    14655 SH       SOLE                    14655
CONSOLIDATED EDISON, INC       COM              209115104      279     5021 SH       SOLE                     5021
CVS CAREMARK CORP.             COM              126650100      451     9335 SH       SOLE                     9335
DELIA*S INC                    COM              246911101       20    17389 SH       SOLE                    17389
DOMINION RESOURCES INC         COM              25746U109      383     7400 SH       SOLE                     7400
DUKE ENERGY CORP               COM              26441c204      996    15618 SH       SOLE                    15618
EMC CORP MASS                  COM              268648102     1116    44115 SH       SOLE                    44115
EXXON MOBIL CORP               COM              30231g102     2442    28212 SH       SOLE                    28212
GENERAL ELECTRIC               COM              369604103     3589   171002 SH       SOLE                   171002
GENERAL MILLS INC              COM              370334104      615    15225 SH       SOLE                    15225
GRAFTECH INTERNATIONAL LTD     COM              384313102      131    14000 SH       SOLE                    14000
H.J. HEINZ & CO                COM              423074103      616    10686 SH       SOLE                    10686
INDEPENDENT BANK CORP MA       COM              453836108     1537    53105 SH       SOLE                    53105
INTEL CORP                     COM              458140100      700    33924 SH       SOLE                    33924
INTERNATIONAL BUSINESS MACHINE COM              459200101      995     5197 SH       SOLE                     5197
INTERNATIONAL PAPER CO.        COM              460146103      239     6000 SH       SOLE                     6000
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      277     3287 SH       SOLE                     3287
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      327     2700 SH       SOLE                     2700
ISHARES TR S & P 100 INDEX FD  COM              464287101      261     4042 SH       SOLE                     4042
JOHNSON & JOHNSON              COM              478160104     4764    67959 SH       SOLE                    67959
KINDER MORGAN ENERGY PARTNERS  COM              494550106      895    11215 SH       SOLE                    11215
LAKELAND BANCORP INC           COM              511637100      211    20750 SH       SOLE                    20750
LINN ENERGY LLC                COM              536020100      381    10800 SH       SOLE                    10800
MCDONALDS CORP.                COM              580135101      591     6700 SH       SOLE                     6700
MCGRAW-HILL COS                COM              580645109      273     5000 SH       SOLE                     5000
MERCK & COMPANY                COM              58933Y105     3356    81962 SH       SOLE                    81962
MICROSOFT                      COM              594918104     1906    71347 SH       SOLE                    71347
NUCOR CORP                     COM              670346105      324     7502 SH       SOLE                     7502
PEPSICO                        COM              713448108     1993    29127 SH       SOLE                    29127
PFIZER                         COM              717081103     5130   204548 SH       SOLE                   204548
PHILIP MORRIS INTERNATIONAL    COM              718172109      820     9801 SH       SOLE                     9801
PHILLIPS 66                    COM              718546104      257     4843 SH       SOLE                     4843
PROCTER & GAMBLE               COM              742718109     1650    24301 SH       SOLE                    24301
RADNET INC                     COM              750491102      126    50000 SH       SOLE                    50000
ROYAL DUTCH SHELL PLC          COM              780259206      207     3000 SH       SOLE                     3000
SCHLUMBERGER LTD               COM              806857108      286     4125 SH       SOLE                     4125
SOUTHERN CO COM                COM              842587107      906    21166 SH       SOLE                    21166
SPDR GOLD TRUST                COM              78463V107      678     4185 SH       SOLE                     4185
SPDR S&P 500 ETF TRUST         COM              78462f103      545     3829 SH       SOLE                     3829
US BANCORP                     COM              902973304      204     6400 SH       SOLE                     6400
VALLEY NATIONAL BANCORP        COM              919794107      102    11000 SH       SOLE                    11000
VERIZON COMMUNICATIONS         COM              92343v104     7449   172153 SH       SOLE                   172153
FIRST EAGLE GLOBAL FUND- A                      32008f507      256 5266.7360SH       SOLE                5266.7360
VANGUARD INDEX EXTENDED MARKET                  922908207      486 10590.8870SH      SOLE               10590.8870
VANGUARD INDEX TOTAL STOCK MAR                  922908306      336 9414.0520SH       SOLE                9414.0520